Restricted Cash (Components Of Restricted Cash) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 237,325	$ 222,464
Cash Securing Our Obligations Under ECA-Guaranteed Financings [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	38,365	36,703
Cash Securing Our Obligations Under ALS I Debt [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	39,331	39,770
Cash Securing Our Obligations Under ALS II Debt [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	14,941	13,982
Cash Securing Our Obligations Under UBS Revolving Credit Facility Debt [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	58,591	56,594
Cash Securing Our Obligations Under Genesis Funding Limited ("GFL") Securitization Debt [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	24,564	18,526
Cash Securing Our Obligations Under TUI Portfolio Acquisition Facility Debt [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	11,747	11,608
Cash Securing Our Obligations Under Other Debt [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	54,742	47,745
Cash Securing Our Obligations Under The LILO Head Leases (Note 15) And Cash Securing The Guarantee Of Lease Obligations/Indebtedness Of A LILO Sublessee (Note 13) [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		6,837
Cash Securing Our Obligations Under Derivative Instruments (Note 11) [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	(7,170)	(11,380)
Other [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 2,214	$ 2,079